Other Liabilities, Provisions, Contingencies and Commitments - Litigation, etc. (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Aggregate amount claimed against company	$ 86,855
Capital Commitments	432	$ 556
Brazil [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	48,403
Litigation amount	7,342	$ 10,471	$ 7,739
Coca-Cola FEMSA [member] | ICMS [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	8,899
Coca-Cola FEMSA [member] | Tax credits [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	29,280
Coca-Cola FEMSA [member] | Federal taxes [member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	4,878
Coca-Cola FEMSA [member] | Amortization of Goodwill [Member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	2,677
Coca-Cola FEMSA [member] | Liability Over The Operations of Third Party [Member]
Disclosure of financial liabilities [line items]
Tax contingencies amount	$ 2,667